Offerings - Offering: 1	May 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,689,279,353.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 233,289.48
Offering Note

(1)
Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of April 19, 2026, by and among Sunshine Ultimate Parent LLC, Sunshine Holding REIT LLC and Sila Realty Trust, Inc. (the “Company”).

(i)	Title of each class of securities to which the transaction applies: common stock, $0.01 par value per share, of the Company (“Company Common Stock”).

(ii)
Aggregate number of securities to which the transaction applies: As of the close of business on April 29, 2026, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 55,604,982, which consists of (a) 55,241,098 issued and outstanding shares of Company Common Stock, excluding shares underlying outstanding Company Deferred Stock Units, entitled to receive the Merger Consideration, and (b) 363,884 shares of Company Common Stock underlying outstanding Company Deferred Stock Units entitled to receive the Merger Consideration.

(iii)
Per share price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on April 29, 2026, the underlying value of the transaction was calculated as the sum of: (a) the product of 55,241,098 issued and outstanding shares of Company Common Stock, excluding shares underlying outstanding Company restricted share units, entitled to receive the Merger Consideration and the Per Share Merger Consideration of $30.38; and (b) the product of 363,884 shares of Company Common Stock underlying outstanding Company Deferred Stock Units and the Per Share Merger Consideration of $30.38 (such sum, the “Total Consideration”). In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the Total Consideration by 0.00013810.